Credit quality of loans and advances to customers (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	£ 452,408	£ 449,745
Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	455,732	453,462
Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3,324	3,717
Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	367,499	363,870
Total Retail | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,444	2,691
Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	307,910	307,320
Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	254,182	230,877
Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	35,822	56,674
Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,099	2,932
Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	973	590
Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3,074	4,056
Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	11,760	12,191
Retail – UK mortgages | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	963	1,105
Retail – UK mortgages | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	105	160
Retail – UK mortgages | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	135	189
Retail – UK mortgages | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	36	37
Retail – UK mortgages | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	23	13
Retail – UK mortgages | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	108	136
Retail – UK mortgages | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	556	570
Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	16,220	15,817
Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4,668	3,911
Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	8,542	8,407
Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,221	2,617
Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	170	232
Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	329	366
Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	290	284
Retail – credit cards | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	603	699
Retail – credit cards | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	9	9
Retail – credit cards | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	141	156
Retail – credit cards | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	168	212
Retail – credit cards | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	35	51
Retail – credit cards | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	117	141
Retail – credit cards | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	133	130
Retail – UK unsecured loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	9,660	8,486
Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	856	639
Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	6,646	5,402
Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1,500	1,729
Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	152	178
Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	320	342
Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	186	196
Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	440	460
Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2	1
Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	116	101
Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	81	94
Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	26	31
Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	105	115
Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	110	118
Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	16,590	15,680
Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	10,624	10,548
Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4,839	3,789
Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	730	997
Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	91	63
Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	189	171
Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	117	112
Retail – UK Motor Finance | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	361	340
Retail – UK Motor Finance | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	146	154
Retail – UK Motor Finance | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	80	70
Retail – UK Motor Finance | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	20	16
Retail – UK Motor Finance | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	11	7
Retail – UK Motor Finance | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	37	30
Retail – UK Motor Finance | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	67	63
Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	17,119	16,567
Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	14,403	13,853
Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,367	2,383
Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	90	86
Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	5	6
Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	91	95
Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	163	144
Retail – other | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	77	87
Retail – other | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	7	7
Retail – other | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	20	29
Retail – other | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	5	4
Retail – other | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Retail – other | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Retail – other | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	45	47
Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	88,949	89,629
Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	23,267	14,107
Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	20,092	30,658
Commercial Banking | Gross drawn exposures | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	34,976	34,137
Commercial Banking | Gross drawn exposures | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	7,896	7,834
Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	663	825
Commercial Banking | Gross drawn exposures | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,055	2,068
Commercial Banking | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	880	1,022
Commercial Banking | Allowance for expected credit losses | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3	2
Commercial Banking | Allowance for expected credit losses | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	14	32
Commercial Banking | Allowance for expected credit losses | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	156	192
Commercial Banking | Allowance for expected credit losses | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	260	297
Commercial Banking | Allowance for expected credit losses | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	57	81
Commercial Banking | Allowance for expected credit losses | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	390	418
Other
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	(716)	(42)
Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	(716)	(37)
Other | Allowance for expected credit losses | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	4
Stage 1 | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	398,252	385,294
Stage 1 | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	772	900
Stage 1 | Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	318,517	305,763
Stage 1 | Total Retail | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	558	668
Stage 1 | Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	266,308	256,596
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	245,910	226,740
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	20,300	29,637
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	98	219
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	81	161
Stage 1 | Retail – UK mortgages | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	54	123
Stage 1 | Retail – UK mortgages | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	26	38
Stage 1 | Retail – UK mortgages | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1	0
Stage 1 | Retail – UK mortgages | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	13,329	12,625
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4,665	3,906
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	7,357	7,159
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1,303	1,548
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4	12
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – credit cards | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	146	168
Stage 1 | Retail – credit cards | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	9	9
Stage 1 | Retail – credit cards | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	85	91
Stage 1 | Retail – credit cards | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	52	67
Stage 1 | Retail – credit cards | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	1
Stage 1 | Retail – credit cards | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – credit cards | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	8,261	7,103
Stage 1 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	855	638
Stage 1 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	6,209	5,152
Stage 1 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1,153	1,256
Stage 1 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	34	43
Stage 1 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	10	14
Stage 1 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	136	134
Stage 1 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2	1
Stage 1 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	89	83
Stage 1 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	41	44
Stage 1 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3	4
Stage 1 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1	2
Stage 1 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	14,185	13,541
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	9,978	9,979
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3,747	2,791
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	458	769
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2	2
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	182	186
Stage 1 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	132	142
Stage 1 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	46	41
Stage 1 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4	3
Stage 1 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	16,434	15,898
Stage 1 | Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	14,153	13,613
Stage 1 | Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,200	2,197
Stage 1 | Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	81	88
Stage 1 | Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – other | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	13	19
Stage 1 | Retail – other | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3	3
Stage 1 | Retail – other | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	10	16
Stage 1 | Retail – other | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – other | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – other | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Retail – other | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	80,451	79,574
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	23,261	14,100
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	20,029	30,534
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	32,843	31,210
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4,286	3,719
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	32	11
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Commercial Banking | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	214	232
Stage 1 | Commercial Banking | Allowance for expected credit losses | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3	2
Stage 1 | Commercial Banking | Allowance for expected credit losses | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	14	32
Stage 1 | Commercial Banking | Allowance for expected credit losses | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	127	133
Stage 1 | Commercial Banking | Allowance for expected credit losses | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	70	65
Stage 1 | Commercial Banking | Allowance for expected credit losses | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Commercial Banking | Allowance for expected credit losses | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 1 | Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	(716)	(43)
Stage 1 | Other | Allowance for expected credit losses | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	42,909	53,167
Stage 2 | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1,251	1,467
Stage 2 | Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	36,466	45,180
Stage 2 | Total Retail | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	975	1,095
Stage 2 | Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	29,842	38,533
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	8,272	4,137
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	15,522	27,037
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,001	2,713
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	973	590
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3,074	4,056
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – UK mortgages | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	326	374
Stage 2 | Retail – UK mortgages | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	51	37
Stage 2 | Retail – UK mortgages | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	109	151
Stage 2 | Retail – UK mortgages | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	35	37
Stage 2 | Retail – UK mortgages | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	23	13
Stage 2 | Retail – UK mortgages | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	108	136
Stage 2 | Retail – UK mortgages | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,601	2,908
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3	5
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1,185	1,248
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	918	1,069
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	166	220
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	329	366
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – credit cards | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	324	401
Stage 2 | Retail – credit cards | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – credit cards | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	56	65
Stage 2 | Retail – credit cards | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	116	145
Stage 2 | Retail – credit cards | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	35	50
Stage 2 | Retail – credit cards | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	117	141
Stage 2 | Retail – credit cards | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1,213	1,187
Stage 2 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1	1
Stage 2 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	437	250
Stage 2 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	347	473
Stage 2 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	118	135
Stage 2 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	310	328
Stage 2 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	194	208
Stage 2 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	27	18
Stage 2 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	40	50
Stage 2 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	23	27
Stage 2 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	104	113
Stage 2 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,288	2,027
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	646	569
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1,092	998
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	272	228
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	91	63
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	187	169
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – UK Motor Finance | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	112	91
Stage 2 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	14	12
Stage 2 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	34	29
Stage 2 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	16	13
Stage 2 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	11	7
Stage 2 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	37	30
Stage 2 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	522	525
Stage 2 | Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	250	240
Stage 2 | Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	167	186
Stage 2 | Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	90	86
Stage 2 | Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	5	6
Stage 2 | Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	10	7
Stage 2 | Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – other | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	19	21
Stage 2 | Retail – other | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4	4
Stage 2 | Retail – other | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	10	13
Stage 2 | Retail – other | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	5	4
Stage 2 | Retail – other | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – other | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Retail – other | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	6,443	7,987
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	6	7
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	63	124
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,133	2,927
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	3,610	4,115
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	631	814
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Commercial Banking | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	276	372
Stage 2 | Commercial Banking | Allowance for expected credit losses | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Commercial Banking | Allowance for expected credit losses | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Commercial Banking | Allowance for expected credit losses | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	29	59
Stage 2 | Commercial Banking | Allowance for expected credit losses | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	190	232
Stage 2 | Commercial Banking | Allowance for expected credit losses | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	57	81
Stage 2 | Commercial Banking | Allowance for expected credit losses | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 2 | Other | Allowance for expected credit losses | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	7,353	7,147
Stage 3 | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	1,076	1,137
Stage 3 | Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	5,298	5,073
Stage 3 | Total Retail | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	686	715
Stage 3 | Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4,542	4,337
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	4,542	4,337
Stage 3 | Retail – UK mortgages | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	331	357
Stage 3 | Retail – UK mortgages | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	331	357
Stage 3 | Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	290	284
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	290	284
Stage 3 | Retail – credit cards | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	133	130
Stage 3 | Retail – credit cards | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	133	130
Stage 3 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	186	196
Stage 3 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	186	196
Stage 3 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	110	118
Stage 3 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	110	118
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	117	112
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	117	112
Stage 3 | Retail – UK Motor Finance | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	67	63
Stage 3 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	67	63
Stage 3 | Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	163	144
Stage 3 | Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	163	144
Stage 3 | Retail – other | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	45	47
Stage 3 | Retail – other | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Retail – other | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	45	47
Stage 3 | Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,055	2,068
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	2,055	2,068
Stage 3 | Commercial Banking | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	390	418
Stage 3 | Commercial Banking | Allowance for expected credit losses | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Allowance for expected credit losses | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Allowance for expected credit losses | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Allowance for expected credit losses | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Allowance for expected credit losses | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
Stage 3 | Commercial Banking | Allowance for expected credit losses | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	390	418
Stage 3 | Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	6
Stage 3 | Other | Allowance for expected credit losses | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	4
POCI | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	7,218	7,854
POCI | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	225	213
POCI | Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	7,218	7,854
POCI | Total Retail | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	225	213
POCI | Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	7,218	7,854
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	7,218	7,854
POCI | Retail – UK mortgages | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	225	213
POCI | Retail – UK mortgages | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK mortgages | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	225	213
POCI | Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – credit cards | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK unsecured loans and overdrafts | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Allowance for expected credit losses | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Allowance for expected credit losses | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Allowance for expected credit losses | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Allowance for expected credit losses | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Allowance for expected credit losses | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Retail – other | Allowance for expected credit losses | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Allowance for expected credit losses
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Allowance for expected credit losses | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Allowance for expected credit losses | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Allowance for expected credit losses | CMS 11–14
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Allowance for expected credit losses | CMS 15–18
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Allowance for expected credit losses | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Commercial Banking | Allowance for expected credit losses | CMS 20–23
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	0	0
POCI | Other | Allowance for expected credit losses | CMS
Schedule of Credit Quality of Assets [Line Items]
Segment loans and advances to customers	£ 0	£ 0